Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipments [Abstract]
Land	$ 23,507	$ 23,579
Buildings	270,563	239,666
Other property, plant and equipment	32,846	35,418
Transport equipment	2,463	2,880
Suppliers and accessories	5,556	4,183
Office equipment	1,386	459
Network and communication equipment	1,359	1,272
Mining assets	38,241	47,052
IT equipment	3,570	4,083
Energy generating assets	3,970	4,878
Construction in progress	731,787	486,345
Machinery, plant and equipment	896,977	887,504
Total	2,012,225	1,737,319	$ 1,569,906
Description of classes of property, plant and equipment [Abstract]
Pumps	28,889	28,184
Conveyor belt	18,294	20,117
Crystallizer	20,189	22,145
Plant equipment	168,370	173,335
Water tanks	22,358	15,367
Filter	41,438	35,553
Facilities or electrical equipment	97,594	93,937
Other machinery, plant and equipment	71,150	49,930
Site Closure	34,248	36,828
Piping	106,317	102,578
Pond	42,547	41,906
Well	202,982	226,347
Parts	42,601	41,277
Total	896,977	887,504
Gross carrying amount [member]
Property, plant and equipments [Abstract]
Land	23,507	23,579
Buildings	767,096	705,089
Other property, plant and equipment	239,582	234,238
Transport equipment	13,357	13,030
Suppliers and accessories	28,786	26,101
Office equipment	12,943	11,607
Network and communication equipment	9,577	8,951
Mining assets	195,889	194,562
IT equipment	30,456	29,629
Energy generating assets	38,540	38,540
Construction in progress	731,787	486,345
Machinery, plant and equipment	3,464,881	3,304,061
Total	5,556,401	5,075,732	4,750,602
Description of classes of property, plant and equipment [Abstract]
Total	3,464,881	3,304,061
Accumulated depreciation and amortisation [member]
Property, plant and equipments [Abstract]
Buildings	(496,533)	(465,423)
Other property, plant and equipment	(206,736)	(198,820)
Transport equipment	(10,894)	(10,150)
Suppliers and accessories	(23,230)	(21,918)
Office equipment	(11,557)	(11,148)
Network and communication equipment	(8,218)	(7,679)
Mining assets	(157,648)	(147,510)
IT equipment	(26,886)	(25,546)
Energy generating assets	(34,570)	(33,662)
Machinery, plant and equipment	(2,567,904)	(2,416,557)
Total	(3,544,176)	(3,338,413)	$ (3,180,696)
Description of classes of property, plant and equipment [Abstract]
Total	$ (2,567,904)	$ (2,416,557)